Taxation - Summary of Movements of Deferred Income Tax Assets (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning balance	¥ 433
Ending balance	427	¥ 433
Deferred Tax Assets
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning balance	433	394
Credited/(charged) to income statement	(6)	39
Ending balance	427	433
Prepayment and Other Investments | Deferred Tax Assets
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning balance	134	134
Credited/(charged) to income statement	10
Ending balance	144	134
Deferred Revenue | Deferred Tax Assets
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning balance	49	83
Credited/(charged) to income statement	(32)	(34)
Ending balance	17	49
Accruals | Deferred Tax Assets
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning balance	159	118
Credited/(charged) to income statement	18	41
Ending balance	177	159
Lease Liabilities | Deferred Tax Assets
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning balance	86	46
Credited/(charged) to income statement	(10)	40
Ending balance	76	86
Others | Deferred Tax Assets
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning balance	5	13
Credited/(charged) to income statement	8	(8)
Ending balance	¥ 13	¥ 5